United States Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment  [   ];  Amendment Number:
This Amendment (Check  only one.) : [   ] is a restatement
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Toth Financial Advisory Corporation
Address:   608 South King Street, #300
           Leesburg, Virginia 20175

13F File Number: 28-7086

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information is true,correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Thomas A. Toth, Senior
Title:            President
Phone:         (703) 443-8684
Signature, Place and Date of Signing

Thomas A. Toth, Senior  Leesburg, Virginia  March 31, 2012

Report Type (Check only one.):

[ x ]  13F HOLDINGS REPORT

[   ]  13F NOTICE

[   ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:              0

FORM 13F INFORMATIOPN TABLE ENTRY TOTAL:

FORM 13F INFORMATION TABLE VALUE TOTAL:

LIST OF OTHER INCLUDED MANAGERS:

NO. 13F FILE NUMBER     NAME

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                                                 Toth Financial Advisory Corporation
                                                              FORM 13F
                                                           March 31, 2012

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AFLAC, Inc.                    COM              001055102     4146 90152.43 SH       Sole                                   90152.43
AT&T Corporation               COM              00206r102      242  7764.65 SH       Sole                                    7764.65
Abbott Laboratories            COM              002824100     4088 66698.00 SH       Sole                                   66698.00
Alliance Bankshares Corporatio COM              018535104      215 53072.00 SH       Sole                                   53072.00
Altria Group, Inc.             COM              02209s103      238  7710.00 SH       Sole                                    7710.00
Apple Computer, Inc.           COM              037833100      297   496.00 SH       Sole                                     496.00
Aqua America Inc.              COM                             503 22588.00 SH       Sole                                   22588.00
BB & T Corporation             COM              054937107      433 13792.00 SH       Sole                                   13792.00
Bank America Corporation       COM              060505104     1113 116289.04SH       Sole                                  116289.04
Becton, Dickinson and Company  COM              075887109      500  6435.00 SH       Sole                                    6435.00
Brown-Forman Corporation       COM                             366  4395.00 SH       Sole                                    4395.00
CVS Corporation DEL            COM              126650100     4020 89723.00 SH       Sole                                   89723.00
Caterpillar Inc.               COM              149123101      685  6431.00 SH       Sole                                    6431.00
Celgene Corporation            COM              151020104      416  5365.00 SH       Sole                                    5365.00
China Networks International   COM              G21125102        0 15209.00 SH       Sole                                   15209.00
Church & Dwight Co., Inc.      COM              171340102     1506 30625.00 SH       Sole                                   30625.00
Cisco Systems, Inc.            COM              17275r102     3965 187451.26SH       Sole                                  187451.26
Clorox Company                 COM              189054109     2015 29309.00 SH       Sole                                   29309.00
Coca Cola Co                   COM              191216100     2767 37390.00 SH       Sole                                   37390.00
Colgate-Palmolive              COM              194162103     3870 39576.00 SH       Sole                                   39576.00
Eagle Bancorp, Inc MD          COM                             704 42040.00 SH       Sole                                   42040.00
Ecolab Inc.                    COM                            1753 28400.00 SH       Sole                                   28400.00
Equifax Inc.                   COM              294429105     1089 24603.00 SH       Sole                                   24603.00
Exxon-Mobil Corporation        COM              30231G102      754  8690.00 SH       Sole                                    8690.00
Fiserv, Inc.                   COM              337738108     2550 36752.00 SH       Sole                                   36752.00
Flextronics International LTD  COM              y2573f102     1504 208356.00SH       Sole                                  208356.00
General Electric Company       COM              369604103     3896 194107.00SH       Sole                                  194107.00
General Mills, Inc.            COM              370334104     1120 28395.00 SH       Sole                                   28395.00
H.J. Heinz Company             COM              423074103     1668 31144.00 SH       Sole                                   31144.00
HSN Inc                        COM                             398 10475.00 SH       Sole                                   10475.00
Halliburton Company            COM              406216101      429 12915.00 SH       Sole                                   12915.00
Home Depot, Inc.               COM              437076102      244  4857.00 SH       Sole                                    4857.00
Hormel Foods Corporation       COM              440452100      484 16385.00 SH       Sole                                   16385.00
Intel Corporation              COM              458140100     2252 80088.00 SH       Sole                                   80088.00
International Business Machine COM              459200101     4771 22868.00 SH       Sole                                   22868.00
J.M. Smuckers Company New      COM              832696405      324  3985.00 SH       Sole                                    3985.00
Jabil Circut, Inc.             COM              466313103     1437 57197.00 SH       Sole                                   57197.00
Johnson & Johnson              COM              478160104     3947 59837.05 SH       Sole                                   59837.05
Kellogg                        COM              487836108      582 10852.00 SH       Sole                                   10852.00
Kimberly-Clark Corporation     COM              494368103     1324 17925.00 SH       Sole                                   17925.00
Kraft Foods, Inc. CL A         COM              50075n104     1025 26977.00 SH       Sole                                   26977.00
Mako Surgical Corporation      COM              560879108     1291 30620.00 SH       Sole                                   30620.00
Manitowoc Company, Inc.        COM              563571108      628 45335.00 SH       Sole                                   45335.00
McCormick & Co., Inc.          COM              579780206      504  9260.00 SH       Sole                                    9260.00
McDonalds Corporation          COM              580135101     1523 15521.00 SH       Sole                                   15521.00
Medtox Scientific, Inc.        COM                             361 21435.00 SH       Sole                                   21435.00
Medtronic, Inc.                COM              585055106     3187 81330.00 SH       Sole                                   81330.00
Microsoft Corporation          COM              594918104     2575 79831.00 SH       Sole                                   79831.00
Oracle Corporation             COM              68389x105     1573 53957.00 SH       Sole                                   53957.00
Patterson Companies            COM              703395103     1761 52727.00 SH       Sole                                   52727.00
Pepsico, Inc.                  COM              713448108     2643 39837.49 SH       Sole                                   39837.49
Phillip Morris International   COM              718172109      752  8484.00 SH       Sole                                    8484.00
Procter & Gamble               COM              742718109     3183 47362.00 SH       Sole                                   47362.00
Pulse Electronics Corporation  COM                              91 36435.00 SH       Sole                                   36435.00
Quest Diagnostic, Inc.         COM              74834l100     1393 22780.00 SH       Sole                                   22780.00
Spirit Airlines                COM                             261 13000.00 SH       Sole                                   13000.00
Stryker Corporation            COM              863667101     3635 65525.00 SH       Sole                                   65525.00
Sysco Corporation              COM              871829107     1699 56886.00 SH       Sole                                   56886.00
Wal-Mart Stores                COM              931142103     3029 49498.00 SH       Sole                                   49498.00
Walgreen Co.                   COM              931422109     2713 81020.00 SH       Sole                                   81020.00
Zogenix Inc                    COM                             244 121950.00SH       Sole                                  121950.00
Consumer Discretionary (SPDR)                   81369y407     3860 85597.00 SH       Sole                                   85597.00
Consumer Staples (SPDR)                         81369Y308     1589 46623.00 SH       Sole                                   46623.00
DJ Internet (First Trust)                                      994 26785.00 SH       Sole                                   26785.00
DJ Transportation (iShares)                     464287192     3668 39149.00 SH       Sole                                   39149.00
DJ US Telecom (iShares)                                       1891 85170.00 SH       Sole                                   85170.00
Dow Industrials                                                375  5315.00 SH       Sole                                    5315.00
Emerging Markets (Vanguard)                     922042858     2747 63188.00 SH       Sole                                   63188.00
Energy (SPDR)                                   81369Y506     1058 14742.00 SH       Sole                                   14742.00
Energy (Vanguard)                               92204a306      303  2885.00 SH       Sole                                    2885.00
FTSE China 25 Index (iShares)                   464287184      398 10845.00 SH       Sole                                   10845.00
Financial (SPDR)                                81369y605     1664 105370.00SH       Sole                                  105370.00
Financials                                      74347R743     1175 18712.00 SH       Sole                                   18712.00
Global Infrastructure (Index)                   454090101      996 28130.00 SH       Sole                                   28130.00
Healthcare (SPDR)                               81369Y209     1663 44220.00 SH       Sole                                   44220.00
Industrials                                     74347R727      725 13947.00 SH       Sole                                   13947.00
Industrials (SPDR)                              81369y704     3008 80397.00 SH       Sole                                   80397.00
Japan Index (iShares)                           464286848      112 11030.00 SH       Sole                                   11030.00
KBW Insurance (SPDR)                            78464a789      556 13310.00 SH       Sole                                   13310.00
MSCI Canada Index (iShares)                                   1742 61455.00 SH       Sole                                   61455.00
MSCI EAFE Index (iShares)                       464287465      343  6245.00 SH       Sole                                    6245.00
MSCI Mexico Investable Mkt (iS                                1240 19840.00 SH       Sole                                   19840.00
MSCI Pacific ex-Japan (iShares                                 344  7895.00 SH       Sole                                    7895.00
MSCI South Korea (iShares)                                     782 13130.00 SH       Sole                                   13130.00
MSCI Taiwan (iShares)                           464286731      772 57553.00 SH       Sole                                   57553.00
Materials (SPDR)                                81369y100     1868 50523.00 SH       Sole                                   50523.00
Metals & Mining (SPDR)                          78464A755      393  7895.00 SH       Sole                                    7895.00
Mid-Cap (Vanguard)                              922908629     1335 16369.00 SH       Sole                                   16369.00
MidCap 400                                      74347R404      396  5585.00 SH       Sole                                    5585.00
Nasdaq Biotechnology (iShares)                  464287556     2774 22498.00 SH       Sole                                   22498.00
Preferred Stocks (PowerShares)                                1897 131980.00SH       Sole                                  131980.00
QQQ                                             74347r206     2839 23868.00 SH       Sole                                   23868.00
REIT (Vanguard)                                 922908553     3389 53238.00 SH       Sole                                   53238.00
Real Estate                                     74347R677     1008 16310.00 SH       Sole                                   16310.00
Retail (SPDR)                                                 2654 43331.00 SH       Sole                                   43331.00
Russell Microcap (iShares)                      464288869     2392 46528.00 SH       Sole                                   46528.00
S&P 500 (ProShares Ultra)                       74347r107     2538 43489.02 SH       Sole                                   43489.02
S&P GSSI Semiconductor (iShare                  464287523     1056 17767.00 SH       Sole                                   17767.00
S&P Homebuilders (SPDR)                         78464a888     1992 93310.00 SH       Sole                                   93310.00
Technology                                      74347R693     1972 22678.00 SH       Sole                                   22678.00
Technology (SPDR)                               81369y803     3129 103752.00SH       Sole                                  103752.00
Utilities (SPDR)                                81369Y886     2369 67603.00 SH       Sole                                   67603.00
Water Resources (PowerShares)                   73935x575     1170 60915.00 SH       Sole                                   60915.00
20+ Year Treasury (ProShares U                  74347R297      855  41823.0 SH       Sole                                    41823.0
Wells Fargo PFD                                 kek746889        1    77600 SH       Sole                                      77600
American Century Equity Income                  025076100      153 19948.606SH       Sole                                  19948.606
American Funds American Hi Inc                                 136 12272.500SH       Sole                                  12272.500
American Funds EuroPacific GR                   298706409      227 5772.753 SH       Sole                                   5772.753
Growth Fund of America - Class                  399874882      919 28124.293SH       Sole                                  28124.293
Metlife Stable Value                            000000000        0 28411.535SH       Sole                                  28411.535
Perkins MidCap Value INV Share                  471023598      390 17572.578SH       Sole                                  17572.578
RS Global Natural Resources Fu                  74972H705      393 10956.502SH       Sole                                  10956.502
Vanguard Wellesley Income                       921938106      371 15750.240SH       Sole                                  15750.240
Janus Aspen Balanced Portfolio                  000000000     2268 178399.2210SH     Sole                                178399.2210
Schwab Money Market Portfolio                   000000000      302 27872.6880SH      Sole                                 27872.6880
Seligman Global Technology                                     413 36930.7320SH      Sole                                 36930.7320
Fidelity VIP Equity Income                      000000000       65 22091.2346SH      Sole                                 22091.2346
HTFD Capital Appreciation                       000000000       87 13268.7690SH      Sole                                 13268.7690
Hartford Capital Appreciation                   000000000       99 14217.6356SH      Sole                                 14217.6356
REPORT SUMMARY                119 DATA RECORDS              170542            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED




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